Quarterly Holdings Report
for
Strategic Advisers® Small-Mid Cap Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
November 30, 2021
SMC-NPRT3-0122
1.912861.111
Common Stocks - 80.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 0.3%
Bandwidth, Inc. (a)(b)	184,904	13,250,221
Liberty Latin America Ltd.:
Class A (a)	176,260	2,002,314
Class C (a)	291,053	3,271,436
Lumen Technologies, Inc. (b)	463,300	5,717,122
		24,241,093
Entertainment - 0.1%
Sciplay Corp. (A Shares) (a)	8,208	131,820
World Wrestling Entertainment, Inc. Class A (b)	114,378	5,645,698
Zynga, Inc. (a)	316,741	1,909,948
		7,687,466
Interactive Media & Services - 1.4%
Alphabet, Inc. Class C (a)	3,356	9,561,378
CarGurus, Inc. Class A (a)	271,451	10,179,413
Cars.com, Inc. (a)	198,000	3,302,640
IAC (a)	29,828	3,986,512
Match Group, Inc. (a)	25,212	3,277,308
Meta Platforms, Inc. Class A (a)	27,393	8,887,933
QuinStreet, Inc. (a)	641,054	9,814,537
Twitter, Inc. (a)	70,097	3,080,062
Yelp, Inc. (a)	113,708	3,897,910
Ziff Davis, Inc. (a)	642,471	73,158,173
ZipRecruiter, Inc.	339,575	9,389,249
		138,535,115
Media - 0.7%
AMC Networks, Inc. Class A (a)(b)	94,404	3,644,938
Audacy, Inc. Class A (a)(b)	862,300	2,129,881
Criteo SA sponsored ADR (a)	253,242	9,511,770
Gray Television, Inc.	370,259	7,634,741
iHeartMedia, Inc. (a)	35,200	690,272
Interpublic Group of Companies, Inc.	24,500	813,155
Magnite, Inc. (a)	13,500	238,005
News Corp. Class A	38,600	834,532
Nexstar Broadcasting Group, Inc. Class A	93,677	14,004,712
Ocean Outdoor Ltd. (a)(c)	1,223,674	11,808,454
Omnicom Group, Inc.	46,965	3,161,214
Sirius XM Holdings, Inc. (b)	414,435	2,528,054
TechTarget, Inc. (a)	7,600	734,388
Tegna, Inc.	411,331	8,123,787
ViacomCBS, Inc. Class B	144,600	4,475,370
		70,333,273
TOTAL COMMUNICATION SERVICES		240,796,947
CONSUMER DISCRETIONARY - 12.9%
Auto Components - 0.8%
Adient PLC (a)	26,700	1,133,415
BorgWarner, Inc.	133,700	5,786,536
Cooper-Standard Holding, Inc. (a)	227,655	5,256,554
Dana, Inc.	438,359	9,424,719
Fox Factory Holding Corp. (a)(b)	35,752	6,284,129
Gentex Corp.	87,604	3,016,206
LCI Industries (b)	97,394	14,830,184
Lear Corp.	95,954	16,100,122
Standard Motor Products, Inc.	32,345	1,618,544
The Goodyear Tire & Rubber Co. (a)	913,719	18,374,889
		81,825,298
Automobiles - 0.3%
Fisker, Inc. (a)(b)	160,160	3,425,822
Ford Motor Co.	218,343	4,190,002
General Motors Co. (a)	37,640	2,178,227
Harley-Davidson, Inc.	348,919	12,780,903
Thor Industries, Inc. (b)	97,358	10,291,714
		32,866,668
Distributors - 1.2%
Funko, Inc. (a)	7,801	127,468
LKQ Corp.	1,091,479	61,013,676
Pool Corp.	89,538	49,614,797
		110,755,941
Diversified Consumer Services - 1.4%
2U, Inc. (a)(b)	1,214,034	28,881,869
Adtalem Global Education, Inc. (a)	87,900	2,607,993
American Public Education, Inc. (a)(b)	6,681	126,204
Bright Horizons Family Solutions, Inc. (a)	96,057	11,810,208
Carriage Services, Inc.	5,847	302,524
Frontdoor, Inc. (a)	1,235,138	42,686,369
Grand Canyon Education, Inc. (a)	174,822	12,669,350
H&R Block, Inc.	79,680	1,886,822
Houghton Mifflin Harcourt Co. (a)	352,773	5,489,148
Mister Car Wash, Inc.	302,687	4,861,153
Service Corp. International	78,114	5,168,022
Strategic Education, Inc. (b)	31,151	1,666,579
Stride, Inc. (a)	377,140	12,871,788
Terminix Global Holdings, Inc. (a)	47,409	1,769,304
WW International, Inc. (a)(b)	14,295	240,442
		133,037,775
Hotels, Restaurants & Leisure - 1.6%
Caesars Entertainment, Inc. (a)	6,000	540,420
Churchill Downs, Inc.	32,660	7,323,025
Dine Brands Global, Inc. (a)	119,770	8,601,881
Dutch Bros, Inc.	50,837	2,686,227
Full House Resorts, Inc. (a)	723,005	6,478,125
Hilton Grand Vacations, Inc. (a)	128,980	6,126,550
Inspired Entertainment, Inc. (a)	311,283	4,012,438
International Game Technology PLC	80,398	2,172,354
Kura Sushi U.S.A., Inc. Class A (a)	123,338	7,844,297
Marriott Vacations Worldwide Corp.	11,400	1,740,210
Noodles & Co. (a)	138,660	1,426,811
Papa John's International, Inc.	86,617	10,560,345
Penn National Gaming, Inc. (a)	10,400	532,792
Planet Fitness, Inc. (a)	275,810	22,530,919
Playa Hotels & Resorts NV (a)	935,093	6,657,862
Portillo's, Inc. (b)	60,791	2,477,233
Scientific Games Corp. Class A (a)	105,290	6,730,137
Sportradar Holding AG (b)	322,986	5,203,304
Travel+Leisure Co.	77,114	3,795,551
Vail Resorts, Inc.	84,590	28,059,349
Wendy's Co.	487,930	10,041,599
Wingstop, Inc. (b)	28,094	4,511,896
		150,053,325
Household Durables - 1.6%
Cavco Industries, Inc. (a)	3,075	914,782
Century Communities, Inc.	25,701	1,826,570
Ethan Allen Interiors, Inc.	7,820	175,950
Helen of Troy Ltd. (a)	14,322	3,444,441
Installed Building Products, Inc.	66,307	8,559,571
iRobot Corp. (a)(b)	10,087	765,704
KB Home	220,849	8,831,752
La-Z-Boy, Inc. (b)	139,635	4,662,413
M.D.C. Holdings, Inc.	145,800	6,975,072
Meritage Homes Corp. (a)	24,962	2,817,211
Mohawk Industries, Inc. (a)	21,208	3,560,187
NVR, Inc. (a)	1,353	7,069,885
PulteGroup, Inc.	409,794	20,501,994
Skyline Champion Corp. (a)	198,017	15,494,830
Sonos, Inc. (a)	335,839	10,629,304
Sony Group Corp. sponsored ADR	78,710	9,590,814
Taylor Morrison Home Corp. (a)	419,409	13,026,844
Tempur Sealy International, Inc.	314,310	13,465,040
Toll Brothers, Inc.	42,269	2,682,813
TopBuild Corp. (a)	45,208	12,196,666
Whirlpool Corp.	45,800	9,972,492
		157,164,335
Internet & Direct Marketing Retail - 0.6%
Amazon.com, Inc. (a)	3,358	11,776,741
CarParts.com, Inc. (a)(b)	183,543	2,270,427
Etsy, Inc. (a)	62,137	17,061,577
Overstock.com, Inc. (a)(b)	42,197	3,766,504
PetMed Express, Inc. (b)	7,279	199,153
Porch Group, Inc. Class A (a)(b)	603,302	12,693,474
Qurate Retail, Inc. Series A	398,048	3,184,384
Revolve Group, Inc. (a)	11,913	907,413
Shutterstock, Inc.	53,725	6,125,187
The RealReal, Inc. (a)	27,400	426,618
		58,411,478
Leisure Products - 0.8%
Brunswick Corp.	297,488	27,937,098
Callaway Golf Co. (a)(b)	481,114	12,970,833
Hasbro, Inc.	37,544	3,638,389
Hayward Holdings, Inc. (b)	253,890	6,215,227
Latham Group, Inc. (b)	230,764	5,946,788
Malibu Boats, Inc. Class A (a)	42,200	2,931,634
Polaris, Inc.	68,664	7,675,949
Smith & Wesson Brands, Inc.	19,121	435,003
Sturm, Ruger & Co., Inc.	48,800	3,498,472
YETI Holdings, Inc. (a)	80,945	7,459,891
		78,709,284
Multiline Retail - 0.1%
Dillard's, Inc. Class A (b)	2,588	708,853
Kohl's Corp.	107,900	5,527,717
		6,236,570
Specialty Retail - 2.5%
Advance Auto Parts, Inc.	79,070	17,452,330
America's Car Mart, Inc. (a)	14,854	1,457,772
AutoNation, Inc. (a)	19,809	2,453,345
Barnes & Noble Education, Inc. (a)(b)	114,243	801,986
Caleres, Inc.	283,067	6,683,212
Citi Trends, Inc. (a)(b)	29,767	2,524,242
Destination XL Group, Inc. (a)	368,317	2,633,467
Five Below, Inc. (a)	43,949	8,940,985
Floor & Decor Holdings, Inc. Class A (a)	119,790	15,442,129
Foot Locker, Inc.	308,292	14,070,447
Genesco, Inc. (a)	200,754	12,687,653
Group 1 Automotive, Inc.	49,916	9,721,141
Guess?, Inc.	100,827	2,273,649
Haverty Furniture Companies, Inc. (b)	110,297	3,298,983
Lithia Motors, Inc. Class A (sub. vtg.)	32,213	9,384,613
MarineMax, Inc. (a)	73,424	3,911,296
Murphy U.S.A., Inc.	53,061	9,197,063
National Vision Holdings, Inc. (a)(b)	135,896	6,528,444
Penske Automotive Group, Inc.	90,200	8,985,724
Rent-A-Center, Inc.	65,749	2,904,133
Sally Beauty Holdings, Inc. (a)	2,436,311	47,727,332
Sleep Number Corp. (a)	42,314	3,375,811
Sonic Automotive, Inc. Class A (sub. vtg.)	77,500	3,480,525
The Aaron's Co., Inc.	128,600	2,854,920
The Buckle, Inc.	10,290	484,042
The ODP Corp. (a)	99,500	3,757,120
TravelCenters of America LLC (a)(b)	245,191	12,803,874
Vroom, Inc. (a)(b)	494,210	6,834,924
Williams-Sonoma, Inc.	73,608	14,341,783
Winmark Corp.	1,079	272,016
Zumiez, Inc. (a)	43,411	1,986,487
		239,271,448
Textiles, Apparel & Luxury Goods - 2.0%
Canada Goose Holdings, Inc. (a)(b)	202,394	9,024,748
Capri Holdings Ltd. (a)	200,161	11,853,534
Carter's, Inc.	267,434	27,018,857
Columbia Sportswear Co.	12,400	1,209,372
Crocs, Inc. (a)	117,135	19,212,483
Deckers Outdoor Corp. (a)	8,516	3,452,386
Hanesbrands, Inc.	1,436,154	23,193,887
Kontoor Brands, Inc.	131,770	7,105,038
Lakeland Industries, Inc. (a)	2,864	54,817
Levi Strauss & Co. Class A	57,700	1,475,389
Ralph Lauren Corp.	83,631	9,704,541
Rocky Brands, Inc.	27,694	983,968
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,200,399	53,921,923
Steven Madden Ltd.	156,004	7,402,390
Tapestry, Inc.	180,810	7,254,097
Under Armour, Inc. Class C (non-vtg.) (a)	466,782	9,368,315
		192,235,745
TOTAL CONSUMER DISCRETIONARY		1,240,567,867
CONSUMER STAPLES - 3.2%
Beverages - 0.1%
Molson Coors Beverage Co. Class B	284,124	12,626,471
National Beverage Corp. (b)	8,375	434,998
		13,061,469
Food & Staples Retailing - 0.8%
BJ's Wholesale Club Holdings, Inc. (a)	372,563	24,645,042
Casey's General Stores, Inc.	75,537	14,676,084
Ingles Markets, Inc. Class A	94,230	7,234,979
Performance Food Group Co. (a)	351,101	14,152,881
PriceSmart, Inc.	8,361	599,651
SpartanNash Co.	128,500	3,075,005
Sprouts Farmers Market LLC (a)	124,700	3,299,562
U.S. Foods Holding Corp. (a)	96,490	3,031,716
Weis Markets, Inc. (b)	83,359	5,247,449
		75,962,369
Food Products - 1.3%
Bunge Ltd.	9,400	813,758
Flowers Foods, Inc. (b)	70,785	1,827,669
Fresh Del Monte Produce, Inc.	181,414	4,491,811
Freshpet, Inc. (a)	83,598	9,030,256
Hostess Brands, Inc. Class A (a)(b)	371,414	6,310,324
Ingredion, Inc.	109,994	10,243,741
J&J Snack Foods Corp. (b)	5,394	736,713
John B. Sanfilippo & Son, Inc.	3,185	262,444
Lamb Weston Holdings, Inc.	189,076	9,816,826
Lancaster Colony Corp.	7,033	1,028,225
Nomad Foods Ltd. (a)	2,013,051	48,091,788
Pilgrim's Pride Corp. (a)	139,414	3,914,745
SunOpta, Inc. (a)(b)	924,694	5,520,423
The Hain Celestial Group, Inc. (a)	276,998	10,922,031
The J.M. Smucker Co.	70,000	8,852,900
Tootsie Roll Industries, Inc. (b)	6,366	200,211
		122,063,865
Household Products - 0.6%
Energizer Holdings, Inc.	233,418	8,680,815
Reynolds Consumer Products, Inc. (b)	343,940	10,036,169
Spectrum Brands Holdings, Inc.	355,626	35,598,163
WD-40 Co. (b)	4,921	1,104,026
		55,419,173
Personal Products - 0.3%
elf Beauty, Inc. (a)	434,514	13,087,562
Herbalife Nutrition Ltd. (a)	31,197	1,165,520
MediFast, Inc.	43,324	8,913,480
Nu Skin Enterprises, Inc. Class A (b)	18,290	802,565
USANA Health Sciences, Inc. (a)	4,268	425,605
		24,394,732
Tobacco - 0.1%
Turning Point Brands, Inc. (b)	277,192	10,533,296
Universal Corp.	81,079	3,775,849
		14,309,145
TOTAL CONSUMER STAPLES		305,210,753
ENERGY - 2.4%
Energy Equipment & Services - 0.2%
Cactus, Inc.	260,390	9,504,235
Championx Corp. (a)	196,624	4,013,096
Dril-Quip, Inc. (a)	49,013	936,638
Helmerich & Payne, Inc.	164,322	3,689,029
Nextier Oilfield Solutions, Inc. (a)	364,513	1,312,247
Trican Well Service Ltd. (a)	648,287	1,491,060
		20,946,305
Oil, Gas & Consumable Fuels - 2.2%
APA Corp.	25,300	651,981
Baytex Energy Corp. (a)	4,538,723	12,889,973
Cenovus Energy, Inc. (b)	539,275	6,395,802
Centennial Resource Development, Inc. Class A (a)	320,051	1,993,918
Chesapeake Energy Corp.	22,659	1,349,117
CNX Resources Corp. (a)	258,150	3,521,166
Comstock Resources, Inc. (a)(b)	67,271	544,222
Coterra Energy, Inc.	535,006	10,742,920
Delek U.S. Holdings, Inc. (a)	257,299	4,034,448
Devon Energy Corp.	184,000	7,739,040
Diamondback Energy, Inc.	180,474	19,261,990
Enerplus Corp. (b)	483,619	4,565,363
Enviva Partners LP	272,317	19,070,360
Green Plains, Inc. (a)(b)	385,480	14,898,802
Gulfport Energy Corp.	32,383	2,363,635
HollyFrontier Corp.	745,486	24,094,108
Kosmos Energy Ltd. (a)	1,199,867	4,391,513
Laredo Petroleum, Inc. (a)(b)	71,212	4,194,387
Magnolia Oil & Gas Corp. Class A	80,400	1,525,188
Matador Resources Co. (b)	134,470	5,280,637
National Energy Services Reunited Corp. (a)(b)	170,186	1,686,543
Northern Oil & Gas, Inc.	183,257	3,734,778
PDC Energy, Inc.	163,476	8,244,095
Range Resources Corp. (a)	173,734	3,398,237
Rex American Resources Corp. (a)	80,125	7,291,375
SandRidge Energy, Inc. (a)	954,652	10,147,951
SM Energy Co.	67,897	1,969,013
Southwestern Energy Co. (a)	601,500	2,694,720
Spartan Delta Corp. (a)	810,750	3,427,179
Viper Energy Partners LP	250,755	5,406,278
Whiting Petroleum Corp. (a)(b)	48,748	3,153,508
World Fuel Services Corp.	352,865	8,818,096
		209,480,343
TOTAL ENERGY		230,426,648
FINANCIALS - 11.9%
Banks - 4.2%
Ameris Bancorp	44,298	2,155,984
Associated Banc-Corp.	80,600	1,765,140
Bank OZK	291,892	13,050,491
BankUnited, Inc.	357,602	14,175,343
Cathay General Bancorp	102,900	4,312,539
Citizens Financial Group, Inc.	216,200	10,219,774
Columbia Banking Systems, Inc.	70,507	2,316,860
Comerica, Inc.	144,515	11,926,823
Commerce Bancshares, Inc.	112,124	7,826,255
Cullen/Frost Bankers, Inc.	76,325	9,608,554
Customers Bancorp, Inc. (a)	260,472	15,013,606
East West Bancorp, Inc.	64,052	4,932,004
Fifth Third Bancorp	236,800	9,981,120
First Citizens Bancshares, Inc. (b)	20,014	16,090,856
First Hawaiian, Inc.	514,821	13,514,051
First Horizon National Corp.	1,317,373	21,249,226
First Merchants Corp.	69,634	2,777,700
Fulton Financial Corp.	239,600	3,783,284
Hancock Whitney Corp.	82,900	3,960,962
Hanmi Financial Corp.	108,800	2,444,736
HomeStreet, Inc.	66,800	3,297,916
Hope Bancorp, Inc.	340,100	4,880,435
Investors Bancorp, Inc.	267,445	3,982,256
KeyCorp	420,100	9,427,044
Midland States Bancorp, Inc.	91,357	2,174,297
PacWest Bancorp	294,497	13,175,796
Peoples Bancorp, Inc.	40,051	1,235,173
Pinnacle Financial Partners, Inc.	71,210	6,794,146
Preferred Bank, Los Angeles	36,949	2,518,074
Regions Financial Corp.	392,500	8,929,375
ServisFirst Bancshares, Inc.	150,611	12,107,618
Signature Bank	75,610	22,856,903
Silvergate Capital Corp. (a)	2,900	592,992
Southstate Corp.	31,914	2,493,760
SVB Financial Group (a)	26,044	18,031,043
Synovus Financial Corp.	336,226	15,227,676
Texas Capital Bancshares, Inc. (a)	161,109	9,073,659
Umpqua Holdings Corp.	826,082	15,745,123
Valley National Bancorp	312,678	4,202,392
Webster Financial Corp.	257,762	13,890,794
Western Alliance Bancorp.	220,689	24,227,238
Wintrust Financial Corp.	145,550	12,739,992
Zions Bancorp NA	338,165	21,331,448
		400,040,458
Capital Markets - 2.9%
Ares Management Corp.	108,350	8,793,686
Artisan Partners Asset Management, Inc.	118,123	5,283,642
B. Riley Financial, Inc.	248,193	19,217,584
Carlyle Group LP	42,023	2,298,238
Cohen & Steers, Inc.	8,501	763,135
Diamond Hill Investment Group, Inc.	1,033	198,429
Donnelley Financial Solutions, Inc. (a)	96,172	4,493,156
Evercore, Inc. Class A	78,582	10,899,323
FactSet Research Systems, Inc.	44,821	21,001,776
Federated Hermes, Inc.	33,833	1,140,510
Focus Financial Partners, Inc. Class A (a)	289,639	17,824,384
Galaxy Digital Holdings Ltd. (a)(b)	190,829	4,595,014
Greenhill & Co., Inc.	5,226	89,156
Hamilton Lane, Inc. Class A	11,608	1,227,778
Houlihan Lokey	18,522	2,010,378
Jefferies Financial Group, Inc.	106,500	4,002,270
Lazard Ltd. Class A	303,474	12,934,062
LPL Financial	320,478	50,510,538
Moelis & Co. Class A	302,135	18,523,897
Morningstar, Inc.	42,027	13,042,239
P10, Inc.	997,732	13,738,770
PJT Partners, Inc.	8,575	652,386
SEI Investments Co.	42,825	2,553,655
Sprott, Inc. (a)	306,918	13,366,279
StepStone Group, Inc. Class A	263,286	10,892,142
Stifel Financial Corp. (b)	145,380	10,323,434
Victory Capital Holdings, Inc. (b)	649,142	22,758,919
WisdomTree Investments, Inc. (b)	1,547,256	9,500,152
		282,634,932
Consumer Finance - 0.8%
Ally Financial, Inc.	189,015	8,662,557
Credit Acceptance Corp. (a)	4,172	2,607,083
Encore Capital Group, Inc. (a)	63,832	3,723,959
Enova International, Inc. (a)	201,558	7,683,391
First Cash Financial Services, Inc.	15,100	963,984
Navient Corp.	486,341	9,595,508
OneMain Holdings, Inc.	107,477	5,351,280
PRA Group, Inc. (a)	73,957	3,140,214
PROG Holdings, Inc.	91,272	4,118,193
Regional Management Corp.	95,000	5,373,200
SLM Corp. (b)	756,426	13,449,254
Synchrony Financial	231,702	10,377,933
		75,046,556
Diversified Financial Services - 0.4%
A-Mark Precious Metals, Inc.	1,690	117,033
Banco Latinoamericano de Comercio Exterior SA Series E	75,700	1,230,125
Cannae Holdings, Inc. (a)	300,442	8,884,070
ECN Capital Corp.	843,349	6,974,496
Isos Acquisition Corp. Class A (b)	928,517	9,257,314
Voya Financial, Inc. (b)	137,630	8,552,328
		35,015,366
Insurance - 2.8%
Alleghany Corp. (a)	7,710	4,987,445
American Equity Investment Life Holding Co. (b)	199,718	6,716,516
American Financial Group, Inc.	144,181	19,264,023
Amerisafe, Inc.	6,903	366,480
Assurant, Inc.	33,530	5,099,913
Assured Guaranty Ltd.	217,812	10,666,254
Axis Capital Holdings Ltd.	233,873	11,618,811
Bright Health Group, Inc. (b)	475,538	1,583,542
BRP Group, Inc. (a)(b)	51,838	1,920,080
CNA Financial Corp.	229,989	9,576,742
CNO Financial Group, Inc.	339,200	7,686,272
Crawford & Co. Class B	124,426	921,997
eHealth, Inc. (a)	36,380	803,270
Employers Holdings, Inc.	62,037	2,395,249
Enstar Group Ltd. (a)	4,718	1,052,586
Erie Indemnity Co. Class A	8,967	1,666,158
Everest Re Group Ltd.	68,806	17,640,482
Fidelity National Financial, Inc.	225,285	11,018,689
First American Financial Corp.	146,166	10,842,594
Genworth Financial, Inc. Class A (a)	889,988	3,399,754
Globe Life, Inc.	44,197	3,824,808
GoHealth, Inc. (a)	163,707	579,523
Goosehead Insurance (b)	32,183	4,226,272
Hanover Insurance Group, Inc.	110,930	13,505,728
Heritage Insurance Holdings, Inc.	127,900	851,814
Kinsale Capital Group, Inc.	130,782	27,202,656
Lincoln National Corp.	138,400	9,180,072
Old Republic International Corp.	468,938	11,235,754
Primerica, Inc.	22,566	3,320,587
ProAssurance Corp.	183,795	4,227,285
Reinsurance Group of America, Inc.	59,286	5,626,834
RenaissanceRe Holdings Ltd.	32,074	4,942,924
RLI Corp.	146,373	15,044,217
Ryan Specialty Group Holdings, Inc. (b)	173,380	6,635,253
Selective Insurance Group, Inc. (b)	89,798	6,783,341
Stewart Information Services Corp.	85,563	6,093,797
Trean Insurance Group, Inc. (a)	3,857	32,437
Universal Insurance Holdings, Inc.	101,536	1,530,148
Unum Group	241,300	5,574,030
White Mountains Insurance Group Ltd.	13,926	13,966,385
		273,610,722
Mortgage Real Estate Investment Trusts - 0.3%
AGNC Investment Corp.	204,741	3,130,490
Annaly Capital Management, Inc.	512,600	4,152,060
Ares Commercial Real Estate Corp.	103,272	1,520,164
Blackstone Mortgage Trust, Inc.	80,753	2,422,590
Chimera Investment Corp.	176,100	2,799,990
MFA Financial, Inc.	419,200	1,798,368
New Residential Investment Corp.	153,600	1,632,768
Redwood Trust, Inc.	219,495	2,813,926
Starwood Property Trust, Inc.	189,807	4,737,583
		25,007,939
Thrifts & Mortgage Finance - 0.5%
Axos Financial, Inc. (a)	112,416	6,363,870
Essent Group Ltd.	174,481	7,254,920
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	68,098	8,288,889
Merchants Bancorp	5,748	262,166
MGIC Investment Corp.	480,105	6,769,481
Mr. Cooper Group, Inc. (a)	114,109	4,481,060
NMI Holdings, Inc. (a)	107,224	2,101,590
PennyMac Financial Services, Inc.	77,186	4,888,189
Radian Group, Inc.	196,700	4,006,779
Walker & Dunlop, Inc.	62,126	8,740,507
		53,157,451
TOTAL FINANCIALS		1,144,513,424
HEALTH CARE - 10.0%
Biotechnology - 2.3%
ACADIA Pharmaceuticals, Inc. (a)	116,780	2,242,176
Adagio Theraputics, Inc. (b)	261,659	12,308,439
ADC Therapeutics SA (a)(b)	86,209	1,919,012
Agios Pharmaceuticals, Inc. (a)(b)	135,308	4,819,671
Albireo Pharma, Inc. (a)(b)	46,795	1,122,612
Allakos, Inc. (a)	64,097	5,022,000
Applied Genetic Technologies Corp. (a)(b)	591,146	1,282,787
Arena Pharmaceuticals, Inc. (a)	44,128	2,404,535
Arrowhead Pharmaceuticals, Inc. (a)(b)	53,590	3,753,980
Ascendis Pharma A/S sponsored ADR (a)	40,969	5,613,572
Avid Bioservices, Inc. (a)(b)	153,575	4,693,252
BeyondSpring, Inc. (a)(b)	100,551	1,284,036
BioCryst Pharmaceuticals, Inc. (a)(b)	49,300	594,558
Biohaven Pharmaceutical Holding Co. Ltd. (a)	78,705	8,833,849
BioMarin Pharmaceutical, Inc. (a)	38,947	3,360,737
Blueprint Medicines Corp. (a)	50,362	4,844,824
C4 Therapeutics, Inc. (a)(b)	142,410	5,286,259
CareDx, Inc. (a)(b)	145,885	6,293,479
Catalyst Pharmaceutical Partners, Inc. (a)	659,800	4,618,600
Celldex Therapeutics, Inc. (a)	11,500	438,150
Coherus BioSciences, Inc. (a)(b)	142,380	2,643,997
Emergent BioSolutions, Inc. (a)	64,672	2,853,329
Erasca, Inc. (b)	91,940	1,302,790
Exact Sciences Corp. (a)	54,751	4,674,093
Fate Therapeutics, Inc. (a)	45,464	2,500,975
Global Blood Therapeutics, Inc. (a)	60,822	1,718,830
Halozyme Therapeutics, Inc. (a)	146,370	4,812,646
Heron Therapeutics, Inc. (a)(b)	587,525	5,552,111
Horizon Therapeutics PLC (a)	82,610	8,571,614
ImmunoGen, Inc. (a)	133,800	825,546
Insmed, Inc. (a)(b)	52,834	1,453,992
Instil Bio, Inc. (b)	124,189	2,729,674
Intellia Therapeutics, Inc. (a)(b)	31,190	3,587,162
Iovance Biotherapeutics, Inc. (a)	118,457	2,217,515
Ironwood Pharmaceuticals, Inc. Class A (a)	588,100	6,522,029
Karyopharm Therapeutics, Inc. (a)(b)	111,453	774,598
Kodiak Sciences, Inc. (a)(b)	93,443	8,581,805
Krystal Biotech, Inc. (a)	8,400	676,620
Legend Biotech Corp. ADR (a)	55,337	2,850,409
LianBio ADR	81,745	1,009,551
Ligand Pharmaceuticals, Inc. Class B (a)(b)	44,324	7,176,942
Natera, Inc. (a)	13,100	1,198,126
Neurocrine Biosciences, Inc. (a)	44,615	3,714,199
Novavax, Inc. (a)(b)	18,272	3,812,087
Precision BioSciences, Inc. (a)	114,053	1,033,320
Puma Biotechnology, Inc. (a)(b)	36,343	112,663
PureTech Health PLC ADR	36,261	1,595,484
RAPT Therapeutics, Inc. (a)	17,600	574,640
Relay Therapeutics, Inc. (a)(b)	151,962	4,470,722
Repligen Corp. (a)	39,055	11,189,258
Springworks Therapeutics, Inc. (a)(b)	76,097	5,467,569
Turning Point Therapeutics, Inc. (a)	44,380	1,689,103
Twist Bioscience Corp. (a)	32,410	3,095,155
Ultragenyx Pharmaceutical, Inc. (a)	40,428	3,041,398
United Therapeutics Corp. (a)	46,200	8,754,900
Veracyte, Inc. (a)(b)	267,479	11,095,029
Viking Therapeutics, Inc. (a)(b)	793,616	4,214,101
Vir Biotechnology, Inc. (a)(b)	74,636	3,539,239
		222,369,749
Health Care Equipment & Supplies - 2.5%
Abiomed, Inc. (a)	18,124	5,705,073
Atricure, Inc. (a)	104,870	6,648,758
Atrion Corp. (b)	505	358,545
AxoGen, Inc. (a)	972,897	9,310,624
Axonics Modulation Technologies, Inc. (a)	21,800	1,186,138
Butterfly Network, Inc. Class A (a)(b)	43,100	303,855
CryoPort, Inc. (a)	45,710	3,036,972
Cue Health, Inc.	22,677	255,116
Envista Holdings Corp. (a)	376,572	14,610,994
Globus Medical, Inc. (a)	27,787	1,740,022
Haemonetics Corp. (a)	80,892	4,145,715
Hill-Rom Holdings, Inc.	23,858	3,709,919
Hologic, Inc. (a)	232,347	17,363,291
ICU Medical, Inc. (a)	45,270	10,240,527
Inari Medical, Inc. (a)	85,353	7,045,037
Insulet Corp. (a)	19,195	5,536,606
Integra LifeSciences Holdings Corp. (a)	238,074	15,224,832
LeMaitre Vascular, Inc. (b)	6,063	283,688
Meridian Bioscience, Inc. (a)	15,493	308,466
Merit Medical Systems, Inc. (a)	342,453	21,526,596
Neogen Corp. (a)	38,289	1,536,538
Nevro Corp. (a)	65,778	5,727,948
Ortho Clinical Diagnostics Holdings PLC	724,474	13,866,432
Quidel Corp. (a)	101,843	15,027,953
Semler Scientific, Inc. (a)	26,679	2,571,322
Shockwave Medical, Inc. (a)	6,790	1,223,830
Silk Road Medical, Inc. (a)(b)	94,443	3,832,497
STERIS PLC	217,616	47,555,624
Talis Biomedical Corp. (b)	295,110	1,381,115
Tandem Diabetes Care, Inc. (a)	45,630	5,864,368
Teleflex, Inc.	22,314	6,636,630
The Cooper Companies, Inc.	12,664	4,767,616
ViewRay, Inc. (a)	203,200	1,044,448
		239,577,095
Health Care Providers & Services - 2.4%
Acadia Healthcare Co., Inc. (a)	168,310	9,453,973
Alignment Healthcare, Inc. (b)	243,001	3,939,046
AMN Healthcare Services, Inc. (a)	118,961	13,562,744
Apollo Medical Holdings, Inc. (a)(b)	4,677	438,095
Cano Health, Inc. (a)	914,782	8,544,064
Castle Biosciences, Inc. (a)	105,011	4,340,105
Chemed Corp.	40,370	18,791,831
Corvel Corp. (a)	3,282	617,016
DaVita HealthCare Partners, Inc. (a)	63,300	5,981,850
dentalcorp Holdings Ltd.	890,152	11,434,807
Encompass Health Corp.	190,158	10,956,904
Guardant Health, Inc. (a)	50,159	5,272,714
HealthEquity, Inc. (a)	214,205	11,712,729
Henry Schein, Inc. (a)	199,022	14,142,503
LHC Group, Inc. (a)	21,770	2,497,454
MEDNAX, Inc. (a)	830,570	20,398,799
Molina Healthcare, Inc. (a)	97,229	27,727,766
National Healthcare Corp.	4,391	283,176
National Research Corp. Class A	4,832	193,522
Owens & Minor, Inc.	48,800	1,952,000
Patterson Companies, Inc.	85,739	2,698,206
PetIQ, Inc. Class A (a)(b)	207,828	4,150,325
Premier, Inc.	460,727	17,079,150
Privia Health Group, Inc. (b)	203,578	4,702,652
Progyny, Inc. (a)	22,800	1,157,556
Quest Diagnostics, Inc.	37,500	5,575,500
R1 RCM, Inc. (a)	301,472	7,181,063
Select Medical Holdings Corp.	93,621	2,513,724
Tenet Healthcare Corp. (a)	28,080	2,046,190
U.S. Physical Therapy, Inc.	4,589	394,562
Universal Health Services, Inc. Class B	111,525	13,241,363
		232,981,389
Health Care Technology - 0.5%
Certara, Inc.	231,262	6,227,886
Change Healthcare, Inc. (a)	942,910	19,122,215
Definitive Healthcare Corp.	117,662	3,448,673
Omnicell, Inc. (a)(b)	83,241	14,733,657
Phreesia, Inc. (a)	18,300	1,055,544
Simulations Plus, Inc. (b)	5,449	255,940
		44,843,915
Life Sciences Tools & Services - 1.7%
10X Genomics, Inc. (a)	50,109	7,657,156
Avantor, Inc. (a)	207,350	8,186,178
Bio-Rad Laboratories, Inc. Class A (a)	6,916	5,209,131
Bruker Corp.	55,709	4,511,872
Charles River Laboratories International, Inc. (a)	10,590	3,874,563
Codexis, Inc. (a)	109,950	3,816,365
Harvard Bioscience, Inc. (a)	1,261,599	8,440,097
ICON PLC (a)	47,955	12,970,389
Inotiv, Inc. (a)(b)	360,793	18,761,236
Medpace Holdings, Inc. (a)	21,936	4,549,746
PPD, Inc. (a)	52,831	2,488,340
Sotera Health Co.	1,000,940	21,360,060
Syneos Health, Inc. (a)	523,921	50,904,164
West Pharmaceutical Services, Inc.	34,871	15,435,997
		168,165,294
Pharmaceuticals - 0.6%
Aerie Pharmaceuticals, Inc. (a)(b)	117,087	1,182,579
Arvinas Holding Co. LLC (a)	57,004	4,310,072
Catalent, Inc. (a)	130,954	16,848,542
Innoviva, Inc. (a)	267,362	4,470,293
Jazz Pharmaceuticals PLC (a)	109,987	13,184,142
Lannett Co., Inc. (a)(b)	177,600	277,056
Pacira Biosciences, Inc. (a)	49,730	2,616,793
Prestige Brands Holdings, Inc. (a)	62,191	3,479,586
Reata Pharmaceuticals, Inc. (a)	29,121	2,492,758
Revance Therapeutics, Inc. (a)(b)	122,942	1,681,847
Supernus Pharmaceuticals, Inc. (a)(b)	101,677	3,047,260
Zogenix, Inc. (a)	90,091	1,013,524
		54,604,452
TOTAL HEALTH CARE		962,541,894
INDUSTRIALS - 16.6%
Aerospace & Defense - 0.7%
Axon Enterprise, Inc. (a)	70,888	11,965,186
BWX Technologies, Inc.	81,680	3,896,136
Curtiss-Wright Corp.	75,096	9,448,579
HEICO Corp. Class A	13,300	1,651,860
Howmet Aerospace, Inc.	257,298	7,237,793
Huntington Ingalls Industries, Inc.	98,649	17,511,184
Moog, Inc. Class A	52,400	3,624,508
Spirit AeroSystems Holdings, Inc. Class A	253,650	9,603,189
Textron, Inc.	40,910	2,896,428
		67,834,863
Air Freight & Logistics - 0.7%
Air Transport Services Group, Inc. (a)	450,186	11,115,092
Atlas Air Worldwide Holdings, Inc. (a)	195,538	17,131,084
C.H. Robinson Worldwide, Inc.	257,621	24,497,181
Forward Air Corp.	128,404	12,679,895
GXO Logistics, Inc.	36,093	3,466,733
Hub Group, Inc. Class A (a)(b)	35,879	2,786,722
		71,676,707
Airlines - 0.3%
Alaska Air Group, Inc. (a)	201,264	9,775,392
JetBlue Airways Corp. (a)	277,700	3,726,734
SkyWest, Inc. (a)	298,769	11,702,782
		25,204,908
Building Products - 1.6%
A.O. Smith Corp.	48,691	3,849,024
Advanced Drain Systems, Inc.	35,030	4,333,561
Allegion PLC	32,620	4,033,137
Apogee Enterprises, Inc.	76,492	3,159,120
Armstrong World Industries, Inc. (b)	194,329	20,593,044
Builders FirstSource, Inc. (a)	153,134	10,633,625
Carlisle Companies, Inc.	13,321	2,999,889
Cornerstone Building Brands, Inc. (a)	155,700	2,447,604
Fortune Brands Home & Security, Inc.	158,025	15,886,253
Lennox International, Inc.	43,920	13,572,158
Masonite International Corp. (a)(b)	195,416	20,909,512
Owens Corning	122,268	10,373,217
Resideo Technologies, Inc. (a)	78,707	2,053,466
Simpson Manufacturing Co. Ltd.	15,580	1,797,309
Tecnoglass, Inc.	622,673	19,165,875
Trex Co., Inc. (a)	98,822	13,120,597
		148,927,391
Commercial Services & Supplies - 2.8%
ABM Industries, Inc.	406,690	18,301,050
ACCO Brands Corp.	423,170	3,495,384
ACV Auctions, Inc. Class A (a)(b)	485,470	10,282,255
ADT, Inc. (b)	856,930	7,121,088
BrightView Holdings, Inc. (a)(b)	243,137	3,306,663
Charah Solutions, Inc. (a)(b)	1,346,761	6,181,633
Cimpress PLC (a)	112,192	8,731,903
Clean Harbors, Inc. (a)	132,695	13,460,581
Copart, Inc. (a)	11,241	1,631,744
CoreCivic, Inc. (a)	612,924	6,601,191
Deluxe Corp.	73,600	2,490,624
Driven Brands Holdings, Inc.	621,671	19,184,767
Harsco Corp. (a)	365,358	5,326,920
Healthcare Services Group, Inc.	246,673	4,316,778
HNI Corp. (b)	15,368	607,190
IAA, Inc. (a)	331,845	16,028,114
KAR Auction Services, Inc. (a)(b)	420,215	6,299,023
Marlowe PLC (a)	1,699,706	21,045,478
Millerknoll, Inc.	346,689	13,153,381
MSA Safety, Inc.	77,250	11,071,470
Ritchie Bros. Auctioneers, Inc. (b)	489,621	33,235,473
Rollins, Inc.	79,618	2,649,687
Stericycle, Inc. (a)	159,099	8,989,094
The Brink's Co.	221,616	13,554,035
UniFirst Corp.	47,043	9,015,791
Viad Corp. (a)	57,682	2,440,525
Waste Connections, Inc. (United States)	149,624	19,908,969
		268,430,811
Construction & Engineering - 0.7%
AECOM (a)	190,823	13,155,338
Argan, Inc.	111,091	4,365,876
Comfort Systems U.S.A., Inc.	68,208	6,470,893
Dycom Industries, Inc. (a)(b)	111,820	10,452,934
EMCOR Group, Inc.	41,467	4,948,672
MYR Group, Inc. (a)	6,041	668,799
Willscot Mobile Mini Holdings (a)	834,261	31,777,001
		71,839,513
Electrical Equipment - 1.6%
Acuity Brands, Inc.	44,153	8,890,207
AMETEK, Inc.	44,452	6,067,698
Atkore, Inc. (a)	185,051	19,707,932
Babcock & Wilcox Enterprises, Inc. (a)	491,478	4,472,450
EnerSys (b)	57,853	4,286,329
Generac Holdings, Inc. (a)	79,082	33,312,502
GrafTech International Ltd.	725,450	8,451,493
Hubbell, Inc. Class B	2,776	543,263
nVent Electric PLC	60,131	2,094,363
Plug Power, Inc. (a)(b)	190,630	7,596,606
Regal Rexnord Corp.	103,042	16,290,940
Sensata Technologies, Inc. PLC (a)	629,742	35,076,629
Vertiv Holdings Co.	246,350	6,316,414
		153,106,826
Machinery - 3.3%
AGCO Corp.	79,900	8,805,779
Allison Transmission Holdings, Inc.	259,860	8,988,557
Altra Industrial Motion Corp.	39,145	2,063,333
Barnes Group, Inc. (b)	16,672	724,398
Chart Industries, Inc. (a)	65,780	11,481,899
Colfax Corp. (a)	70,749	3,285,584
Crane Co.	131,741	12,718,276
Donaldson Co., Inc.	45,344	2,558,762
Douglas Dynamics, Inc.	119,104	4,734,384
Evoqua Water Technologies Corp. (a)	125,920	5,663,882
Flowserve Corp.	43,700	1,310,126
Gorman-Rupp Co. (b)	6,750	291,803
Graco, Inc.	60,673	4,422,455
Hillenbrand, Inc.	66,834	2,980,796
Hillman Solutions Corp. Class A (a)(b)	591,600	6,259,128
IDEX Corp.	61,410	13,792,072
Ingersoll Rand, Inc.	127,012	7,409,880
ITT, Inc.	86,860	8,215,219
John Bean Technologies Corp. (b)	34,441	5,433,757
Lincoln Electric Holdings, Inc.	148,559	20,049,523
Meritor, Inc. (a)	178,422	4,512,292
Middleby Corp. (a)	182,272	31,839,273
Nordson Corp.	75,625	19,223,119
Omega Flex, Inc.	1,051	123,997
Oshkosh Corp.	189,851	20,427,968
RBC Bearings, Inc. (a)	66,009	13,049,319
Snap-On, Inc.	99,958	20,582,352
Tennant Co. (b)	192,706	15,158,254
Terex Corp.	51,621	2,187,698
The Shyft Group, Inc.	18,489	898,750
Timken Co.	196,550	12,938,887
Toro Co.	241,986	24,334,112
Wabash National Corp. (b)	159,704	2,667,057
Watts Water Technologies, Inc. Class A	1,679	316,844
Woodward, Inc.	160,311	16,960,904
		316,410,439
Marine - 0.6%
Danaos Corp. (b)	9,321	640,259
Genco Shipping & Trading Ltd.	10,400	160,264
Kirby Corp. (a)	225,404	11,770,597
Matson, Inc.	450,809	36,754,458
ZIM Integrated Shipping Services Ltd.	153,389	8,479,344
		57,804,922
Professional Services - 1.9%
Acacia Research Corp. (a)	1,783,700	8,740,130
Alight, Inc. Class A (a)	2,699,178	28,071,451
ASGN, Inc. (a)	82,389	10,025,094
Barrett Business Services, Inc.	2,746	193,840
Booz Allen Hamilton Holding Corp. Class A	27,707	2,325,726
CACI International, Inc. Class A (a)	19,201	4,981,315
Dun & Bradstreet Holdings, Inc. (a)	1,108,378	21,059,182
Exponent, Inc.	18,625	2,169,813
FTI Consulting, Inc. (a)	17,218	2,515,378
Heidrick & Struggles International, Inc.	54,095	2,335,281
Jacobs Engineering Group, Inc.	41,850	5,966,136
Kforce, Inc.	6,980	534,877
Korn Ferry	141,128	10,265,651
LegalZoom.com, Inc.	46,500	837,465
Manpower, Inc.	79,762	7,149,068
Robert Half International, Inc.	162,961	18,116,374
Science Applications Internati	111,752	9,374,875
Sterling Check Corp. (b)	381,075	9,058,153
TransUnion Holding Co., Inc.	120,290	13,375,045
TriNet Group, Inc. (a)	301,231	30,213,469
		187,308,323
Road & Rail - 1.1%
ArcBest Corp.	111,965	11,541,352
Daseke, Inc. (a)	1,353,883	13,064,971
Heartland Express, Inc.	219,837	3,680,071
Knight-Swift Transportation Holdings, Inc. Class A	439,470	25,159,658
Landstar System, Inc.	94,886	15,993,035
Ryder System, Inc.	42,000	3,489,360
Saia, Inc. (a)	16,530	5,474,405
TFI International, Inc.	61,850	6,293,238
U.S.A. Truck, Inc. (a)	88,313	1,526,049
Werner Enterprises, Inc.	49,013	2,210,976
XPO Logistics, Inc. (a)	84,321	6,108,213
Yellow Corp. (a)	579,776	7,629,852
		102,171,180
Trading Companies & Distributors - 1.3%
Air Lease Corp. Class A	23,400	949,806
Alta Equipment Group, Inc. (a)	660,007	9,642,702
Applied Industrial Technologies, Inc.	60,574	5,756,953
BlueLinx Corp. (a)	225,983	15,940,841
Boise Cascade Co.	14,097	913,909
Custom Truck One Source, Inc. Class A (a)(b)	612,310	4,604,571
EVI Industries, Inc. (a)(b)	148,989	5,084,995
GATX Corp. (b)	52,570	5,178,145
H&E Equipment Services, Inc.	85,542	3,601,318
Herc Holdings, Inc.	84,810	14,455,865
MSC Industrial Direct Co., Inc. Class A	33,906	2,668,402
SiteOne Landscape Supply, Inc. (a)	55,401	13,316,184
Textainer Group Holdings Ltd. (b)	219,329	7,165,478
Triton International Ltd.	310,951	17,403,927
Univar, Inc. (a)	90,643	2,348,560
Watsco, Inc.	11,751	3,439,635
WESCO International, Inc. (a)	125,800	15,615,554
		128,086,845
TOTAL INDUSTRIALS		1,598,802,728
INFORMATION TECHNOLOGY - 13.8%
Communications Equipment - 0.4%
Ciena Corp. (a)	58,400	3,517,432
CommScope Holding Co., Inc. (a)	308,161	3,069,284
F5, Inc. (a)	17,400	3,959,892
Juniper Networks, Inc.	327,626	10,198,997
Lumentum Holdings, Inc. (a)	107,060	9,289,596
NetScout Systems, Inc. (a)	26,420	789,958
Radware Ltd. (a)	103,120	2,987,386
		33,812,545
Electronic Equipment & Components - 2.2%
Arrow Electronics, Inc. (a)	112,168	13,645,237
Avnet, Inc.	361,778	13,121,688
Badger Meter, Inc.	10,480	1,072,733
Belden, Inc. (b)	487,621	30,071,587
Cognex Corp.	272,590	21,057,578
CTS Corp.	11,616	404,701
ePlus, Inc. (a)	51,948	5,479,995
Flex Ltd. (a)	180,501	3,086,567
Identiv, Inc. (a)(b)	775,064	17,818,721
Insight Enterprises, Inc. (a)	76,115	7,506,461
IPG Photonics Corp. (a)	12,895	2,117,230
Jabil, Inc.	199,800	11,680,308
Kimball Electronics, Inc. (a)	8,978	190,513
Littelfuse, Inc.	21,896	6,535,518
Methode Electronics, Inc. Class A	72,400	3,219,628
Napco Security Technolgies, Inc. (a)	4,216	195,918
Novanta, Inc. (a)	58,200	9,396,390
OSI Systems, Inc. (a)	9,700	882,021
Par Technology Corp. (a)(b)	131,515	6,887,441
Powerfleet, Inc. (a)	945,915	5,770,082
Rogers Corp. (a)	6,723	1,832,824
Sanmina Corp. (a)(b)	186,453	6,812,993
ScanSource, Inc. (a)	71,700	2,240,625
TD SYNNEX Corp.	135,479	14,016,657
Trimble, Inc. (a)	190,479	16,356,432
TTM Technologies, Inc. (a)	206,100	2,840,058
Vishay Intertechnology, Inc.	248,300	5,057,871
		209,297,777
IT Services - 2.5%
Amdocs Ltd.	156,333	10,915,170
Broadridge Financial Solutions, Inc.	82,039	13,829,314
Cass Information Systems, Inc.	4,290	172,286
Computer Services, Inc.	136,316	7,565,538
Concentrix Corp.	59,921	9,946,886
CSG Systems International, Inc.	11,750	619,343
Digitalocean Holdings, Inc. (b)	41,283	4,161,739
DXC Technology Co. (a)	137,849	4,134,092
Euronet Worldwide, Inc. (a)	270,527	27,423,322
EVERTEC, Inc.	118,555	4,978,124
EVO Payments, Inc. Class A (a)	16,571	352,797
Flywire Corp.	98,287	3,994,384
Gartner, Inc. (a)	2,200	686,950
Genpact Ltd.	125,670	6,066,091
GoDaddy, Inc. (a)	98,331	6,899,886
Hackett Group, Inc.	9,683	198,114
International Money Express, Inc. (a)	700,253	10,580,823
Jack Henry & Associates, Inc.	77,539	11,757,239
Maximus, Inc.	68,169	5,143,351
MoneyGram International, Inc. (a)	688,467	4,082,609
MongoDB, Inc. Class A (a)	27,030	13,463,643
Perficient, Inc. (a)	11,876	1,627,368
Rackspace Technology, Inc. (a)(b)	505,809	7,212,836
Shift4 Payments, Inc. (a)(b)	137,805	7,168,616
SolarWinds, Inc.	388,924	5,600,506
The Western Union Co.	310,346	4,909,674
Ttec Holdings, Inc.	39,000	3,291,210
Unisys Corp. (a)	1,965,069	35,685,653
WEX, Inc. (a)	109,721	13,870,929
Wix.com Ltd. (a)	54,744	8,364,883
WNS Holdings Ltd. sponsored ADR (a)(b)	119,435	10,040,900
		244,744,276
Semiconductors & Semiconductor Equipment - 2.9%
Allegro MicroSystems LLC (a)	137,930	4,307,554
Amkor Technology, Inc. (b)	429,513	9,260,300
Brooks Automation, Inc.	31,121	3,519,785
Cirrus Logic, Inc. (a)	22,000	1,763,960
CMC Materials, Inc.	67,469	8,959,883
CyberOptics Corp. (a)	66,310	2,861,277
Diodes, Inc. (a)(b)	31,800	3,381,930
Enphase Energy, Inc. (a)	22,350	5,587,500
Entegris, Inc.	97,952	14,308,828
GlobalFoundries, Inc. (b)	265,814	18,404,961
Himax Technologies, Inc. sponsored ADR (b)	353,628	3,518,599
Impinj, Inc. (a)(b)	79,266	5,942,572
Kulicke & Soffa Industries, Inc. (b)	144,864	8,352,858
Lattice Semiconductor Corp. (a)	225,710	17,138,160
MACOM Technology Solutions Holdings, Inc. (a)	182,115	13,095,890
MaxLinear, Inc. Class A (a)	154,590	10,408,545
MKS Instruments, Inc.	44,372	6,751,644
Monolithic Power Systems, Inc.	32,588	18,036,154
NVE Corp. (b)	1,735	116,713
ON Semiconductor Corp. (a)	1,152,913	70,823,446
Power Integrations, Inc.	69,000	6,902,070
Qorvo, Inc. (a)	32,905	4,811,698
Semtech Corp. (a)	166,259	14,243,409
SiTime Corp. (a)	11,520	3,438,490
SolarEdge Technologies, Inc. (a)	3,600	1,179,936
Synaptics, Inc. (a)	35,155	9,922,147
Ultra Clean Holdings, Inc. (a)	113,592	6,225,978
Universal Display Corp.	15,412	2,204,687
Wolfspeed, Inc. (a)	33,050	4,052,591
		279,521,565
Software - 5.4%
8x8, Inc. (a)(b)	653,162	14,075,641
ACI Worldwide, Inc. (a)	673,784	19,634,066
American Software, Inc. Class A	11,047	251,872
Anaplan, Inc. (a)	168,746	7,224,016
Argo Blockchain PLC ADR (b)	145,658	2,629,127
Aspen Technology, Inc. (a)	63,303	9,180,834
Avalara, Inc. (a)	62,623	8,747,181
Avaya Holdings Corp. (a)	703,881	13,704,563
Black Knight, Inc. (a)	195,710	13,987,394
Blackbaud, Inc. (a)	16,900	1,275,274
Bottomline Technologies, Inc. (a)	54,094	2,425,575
CDK Global, Inc.	312,354	12,069,359
Ceridian HCM Holding, Inc. (a)	15,800	1,728,520
ChannelAdvisor Corp. (a)	177,700	4,444,277
Clearwater Analytics Holdings, Inc.	170,042	3,705,215
CommVault Systems, Inc. (a)	123,190	7,746,187
Consensus Cloud Solutions, Inc.	227,492	14,250,099
Coupa Software, Inc. (a)	14,910	2,932,201
Datto Holding Corp. (a)	90,437	2,121,652
Dolby Laboratories, Inc. Class A	23,544	1,963,805
Domo, Inc. Class B (a)	158,470	11,465,305
Dynatrace, Inc. (a)	257,504	16,184,126
Elastic NV (a)	8,400	1,305,864
Fair Isaac Corp. (a)	8,560	3,022,793
Five9, Inc. (a)	29,390	4,183,079
Freshworks, Inc. (b)	186,486	6,568,037
GTY Technology Holdings, Inc. (a)	520,928	3,427,706
Guidewire Software, Inc. (a)	97,528	11,346,408
HubSpot, Inc. (a)	7,610	6,140,585
Hut 8 Mining Corp. (a)(b)	246,458	2,969,819
InterDigital, Inc.	81,579	5,540,030
Kaleyra, Inc. (a)(b)	429,074	4,496,696
KnowBe4, Inc. (a)(b)	231,154	5,214,834
LivePerson, Inc. (a)(b)	87,938	3,399,683
Mandiant, Inc. (a)	371,634	6,306,629
Manhattan Associates, Inc. (a)	82,141	12,827,139
Micro Focus International PLC	1,711,201	7,926,971
Microsoft Corp.	17,848	5,900,370
Mimecast Ltd. (a)	302,915	24,536,115
Momentive Global, Inc. (a)	599,851	12,254,956
Monday.com Ltd. (b)	16,949	6,098,250
N-able, Inc. (b)	770,610	9,093,198
nCino, Inc. (a)	117,070	7,272,388
NCR Corp. (a)	530,211	20,625,208
New Relic, Inc. (a)	148,149	16,419,354
NortonLifeLock, Inc.	232,640	5,781,104
Nuance Communications, Inc. (a)	237,434	13,175,213
Paylocity Holding Corp. (a)	26,148	6,598,186
PTC, Inc. (a)	177,880	19,492,090
Q2 Holdings, Inc. (a)(b)	181,801	14,598,620
Qualys, Inc. (a)	41,004	5,342,411
RingCentral, Inc. (a)	21,380	4,617,652
Smartsheet, Inc. (a)	198,323	12,692,672
SS&C Technologies Holdings, Inc.	221,869	16,935,261
Stronghold Digital Mining, Inc. Class A (b)	197,611	3,406,814
Sumo Logic, Inc. (a)(b)	337,782	4,776,237
Tenable Holdings, Inc. (a)	186,197	9,198,132
The Trade Desk, Inc. (a)	33,138	3,427,132
Tyler Technologies, Inc. (a)	23,350	12,118,183
Varonis Systems, Inc. (a)	238,380	12,350,468
Workiva, Inc. (a)	5,700	794,979
Zendesk, Inc. (a)	196,145	20,028,366
		523,955,921
Technology Hardware, Storage & Peripherals - 0.4%
Avid Technology, Inc. (a)	143,019	4,585,189
Diebold Nixdorf, Inc. (a)(b)	1,601,541	12,988,498
Immersion Corp. (a)	271,805	1,633,548
Seagate Technology Holdings PLC	93,300	9,579,111
Stratasys Ltd. (a)	402,179	10,854,811
Western Digital Corp. (a)	10,900	630,456
Xerox Holdings Corp.	164,200	3,024,564
		43,296,177
TOTAL INFORMATION TECHNOLOGY		1,334,628,261
MATERIALS - 3.9%
Chemicals - 1.5%
Axalta Coating Systems Ltd. (a)	683,485	20,723,265
Balchem Corp.	11,646	1,840,068
Cabot Corp.	95,800	5,027,584
Celanese Corp. Class A	44,100	6,674,976
CF Industries Holdings, Inc.	54,833	3,322,331
Chase Corp.	2,646	260,869
Eastman Chemical Co.	25,900	2,701,111
Ecovyst, Inc.	166,407	1,592,515
Element Solutions, Inc.	43,300	990,271
Ferro Corp. (a)	29,583	624,793
FMC Corp.	45,312	4,539,809
GCP Applied Technologies, Inc. (a)	248,547	5,801,087
Huntsman Corp.	256,700	8,134,823
Ingevity Corp. (a)	136,682	9,828,803
Innospec, Inc.	68,681	5,576,897
Koppers Holdings, Inc. (a)	78,800	2,379,760
Minerals Technologies, Inc.	38,734	2,543,662
NewMarket Corp.	2,631	871,650
Olin Corp.	31,914	1,734,526
Orion Engineered Carbons SA (a)	308,636	5,416,562
Sensient Technologies Corp.	15,251	1,483,770
The Chemours Co. LLC	183,400	5,446,980
The Mosaic Co.	267,628	9,158,230
Tredegar Corp.	9,210	101,310
Trinseo PLC	183,731	8,677,615
Tronox Holdings PLC	439,737	9,669,817
Valvoline, Inc.	418,258	14,250,050
		139,373,134
Construction Materials - 0.0%
Eagle Materials, Inc.	15,079	2,325,483
Summit Materials, Inc. (a)	36,200	1,350,260
		3,675,743
Containers & Packaging - 1.8%
Aptargroup, Inc.	144,139	17,237,583
Berry Global Group, Inc. (a)	840,883	58,062,971
CCL Industries, Inc. Class B	353,734	17,359,258
Crown Holdings, Inc.	117,535	12,435,203
Graphic Packaging Holding Co.	1,112,193	21,954,690
Greif, Inc. Class A (b)	139,208	8,447,141
O-I Glass, Inc. (a)	222,299	2,460,850
Pactiv Evergreen, Inc. (b)	383,226	4,755,835
Ranpak Holdings Corp. (A Shares) (a)(b)	210,274	8,333,159
Sealed Air Corp.	167,799	10,423,674
Silgan Holdings, Inc.	174,000	7,215,780
TriMas Corp.	17,999	596,127
WestRock Co.	155,117	6,730,527
		176,012,798
Metals & Mining - 0.5%
Arconic Corp. (a)	36,530	976,082
Carpenter Technology Corp.	263,065	7,229,026
Commercial Metals Co.	129,348	3,996,853
Ferroglobe Representation & Warranty Insurance (a)(d)	495,885	5
Reliance Steel & Aluminum Co.	138,265	20,550,327
Royal Gold, Inc.	23,585	2,359,208
Steel Dynamics, Inc.	99,900	5,974,020
Teck Resources Ltd. Class B (b)	108,782	2,881,635
Worthington Industries, Inc.	12,399	594,904
		44,562,060
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	13,400	875,690
Resolute Forest Products (b)	239,115	2,704,391
Schweitzer-Mauduit International, Inc.	142,263	4,082,948
West Fraser Timber Co. Ltd. (b)	46,599	3,818,788
		11,481,817
TOTAL MATERIALS		375,105,552
REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 2.6%
American Campus Communities, Inc.	368,956	19,089,783
Americold Realty Trust	50,995	1,664,477
Brandywine Realty Trust (SBI)	338,200	4,345,870
Brixmor Property Group, Inc.	313,300	7,124,442
Broadstone Net Lease, Inc.	278,320	6,958,000
Camden Property Trust (SBI)	81,413	13,450,242
City Office REIT, Inc.	286,467	4,778,270
CorEnergy Infrastructure Trust, Inc. (b)	84,100	328,831
CoreSite Realty Corp.	22,277	3,810,481
Cousins Properties, Inc.	419,576	15,843,190
CubeSmart	472,091	25,455,147
CyrusOne, Inc.	18,300	1,629,066
DiamondRock Hospitality Co. (a)	394,700	3,437,837
EastGroup Properties, Inc.	70,711	14,403,831
Franklin Street Properties Corp.	275,093	1,584,536
Gaming & Leisure Properties	54,800	2,472,576
Global Net Lease, Inc.	190,184	2,700,613
Industrial Logistics Properties Trust	136,179	3,017,727
Iron Mountain, Inc.	100,200	4,553,088
Lexington Corporate Properties Trust	81,500	1,226,575
Medical Properties Trust, Inc.	309,900	6,597,771
MGM Growth Properties LLC	123,290	4,513,647
Mid-America Apartment Communities, Inc.	61,277	12,638,381
National Retail Properties, Inc.	263,809	11,633,977
Office Properties Income Trust	132,285	3,139,123
Omega Healthcare Investors, Inc.	192,800	5,386,832
Outfront Media, Inc.	400,233	10,001,823
Physicians Realty Trust	630,119	11,235,022
Piedmont Office Realty Trust, Inc. Class A	383,800	6,670,444
Plymouth Industrial REIT, Inc.	48,200	1,433,950
Preferred Apartment Communities, Inc. Class A	193,740	2,553,493
Retail Value, Inc.	40,565	246,635
Sabra Health Care REIT, Inc.	317,800	4,109,154
Safehold, Inc.	73,086	5,228,572
Service Properties Trust	254,722	2,167,684
Spirit Realty Capital, Inc.	55,289	2,463,678
Stag Industrial, Inc.	209,235	9,118,461
Summit Hotel Properties, Inc. (a)	198,800	1,779,260
Tanger Factory Outlet Centers, Inc. (b)	158,900	3,147,809
Uniti Group, Inc.	383,120	5,084,002
Urstadt Biddle Properties, Inc. Class A	106,749	2,015,421
		249,039,721
Real Estate Management & Development - 0.2%
Cushman & Wakefield PLC (a)	550,043	9,724,760
Howard Hughes Corp. (a)	12,000	983,880
Jones Lang LaSalle, Inc. (a)	9,901	2,325,844
Newmark Group, Inc.	175,891	2,824,809
Opendoor Technologies, Inc. (a)	26,700	422,928
Realogy Holdings Corp. (a)	179,182	2,721,775
		19,003,996
TOTAL REAL ESTATE		268,043,717
UTILITIES - 0.9%
Electric Utilities - 0.3%
IDACORP, Inc.	133,752	13,993,134
NRG Energy, Inc.	220,200	7,931,604
OGE Energy Corp.	99,813	3,425,582
Pinnacle West Capital Corp.	50,029	3,254,386
		28,604,706
Gas Utilities - 0.3%
Atmos Energy Corp.	130,500	11,786,760
National Fuel Gas Co.	107,300	6,203,013
South Jersey Industries, Inc.	28,100	660,350
Southwest Gas Corp.	97,351	6,406,669
UGI Corp.	123,200	5,082,000
		30,138,792
Independent Power and Renewable Electricity Producers - 0.2%
Brookfield Renewable Corp.	14,900	551,747
Sunnova Energy International, Inc. (a)(b)	16,500	610,005
The AES Corp.	142,388	3,329,031
Vistra Corp.	839,484	16,688,942
		21,179,725
Multi-Utilities - 0.1%
CenterPoint Energy, Inc.	108,671	2,815,666
MDU Resources Group, Inc.	289,300	7,877,639
		10,693,305
TOTAL UTILITIES		90,616,528
TOTAL COMMON STOCKS (Cost $5,501,381,818)		7,791,254,319

Equity Funds - 17.3%
	Shares	Value ($)
Mid-Cap Blend Funds - 2.3%
Fidelity SAI Small-Mid Cap 500 Index Fund (e)	20,762,407	227,555,977

Sector Funds - 1.0%
Fidelity SAI Real Estate Index Fund (e)	7,438,734	96,331,610

Small Blend Funds - 7.8%
Fidelity Small Cap Discovery Fund (e)	2,202,074	65,599,789
Fidelity Small Cap Index Fund (e)	21,675,990	606,277,415
PIMCO StocksPLUS Small Fund Institutional Class	900,175	9,667,875
Vulcan Value Partners Small Cap Fund	2,642,673	66,991,757
TOTAL SMALL BLEND FUNDS		748,536,836
Small Growth Funds - 6.2%
Fidelity Advisor Small Cap Growth Fund - Class Z (e)	9,974,374	327,957,406
T. Rowe Price Institutional Small-Cap Stock Fund	7,620,608	266,340,238
TOTAL SMALL GROWTH FUNDS		594,297,644
TOTAL EQUITY FUNDS (Cost $1,419,002,445)		1,666,722,067

Money Market Funds - 6.8%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (f)	1,640,415	1,640,743
Fidelity Securities Lending Cash Central Fund 0.07% (f)(g)	498,307,624	498,357,455
State Street Institutional U.S. Government Money Market Fund Premier Class 0.03% (h)	160,510,403	160,510,403
TOTAL MONEY MARKET FUNDS (Cost $660,508,601)		660,508,601

TOTAL INVESTMENT IN SECURITIES - 105.0% (Cost $7,580,892,864)	10,118,484,987
NET OTHER ASSETS (LIABILITIES) - (5.0)% (i)	(484,589,383)
NET ASSETS - 100.0%	9,633,895,604

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	7	Dec 2021	769,055	(13,480)	(13,480)
CME E-mini S&P MidCap 400 Index Contracts (United States)	4	Dec 2021	1,082,480	(18,889)	(18,889)

TOTAL FUTURES CONTRACTS					(32,369)
The notional amount of futures purchased as a percentage of Net Assets is 0.0%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,808,454 or 0.1% of net assets.

(d)	Level 3 security
(e)	Affiliated Fund
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
(h)	The rate quoted is the annualized seven-day yield of the fund at period end.
(i)	Includes $86,500 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	2,282,550	112,280,299	112,922,106	1,103	-	-	1,640,743	0.0%
Fidelity Securities Lending Cash Central Fund 0.07%	94,022,136	1,232,404,077	828,068,758	1,120,572	-	-	498,357,455	1.6%
Total	96,304,686	1,344,684,376	940,990,864	1,121,675	-	-	499,998,198

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Small Cap Growth Fund Class Z	-	197,191,339	-	22,191,335	-	(21,178,549)	327,957,406
Fidelity SAI Real Estate Index Fund	78,038,248	2,487,847	-	2,487,847	-	15,805,515	96,331,610
Fidelity SAI Small-Mid Cap 500 Index Fund	20,199,891	249,152,781	-	38,443,078	-	(41,796,695)	227,555,977
Fidelity Small Cap Discovery Fund	57,016,149	1,906,237	-	1,906,237	-	6,677,403	65,599,789
Fidelity Small Cap Growth Fund	92,619,147	69,221,471	-	-	-	(9,896,002)	-
Fidelity Small Cap Index Fund	519,600,894	515,945,793	435,714,428	1,450,143	5,800,145	645,011	606,277,415
	767,474,329	1,035,905,468	435,714,428	66,478,640	5,800,145	(49,743,317)	1,323,722,197

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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